Shareholder's Equity, Warrants (FY) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares shares	Nov. 03, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019
Class of Stock Disclosures [Abstract]
Proceeds from exercise of warrants					$ 0	$ 1,989
Warrants outstanding					0	0
Change in fair value of warrant liability					0	1,475
Replacement Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants outstanding					$ 500
Expected Dividend Yield [Member] | Replacement Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					0
Expected Stock Price Volatility [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input							1.3621
Expected Stock Price Volatility [Member] | Replacement Warrants [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					0.4965
Expected Stock Price Volatility [Member] | Replacement Warrants [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					0.5038
Risk-Free Interest Rate [Member] | Replacement Warrants [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					0.0195
Risk-Free Interest Rate [Member] | Replacement Warrants [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					0.0197
Expected Warrant Option Life [Member] | Replacement Warrants [Member]
Class of Stock Disclosures [Abstract]
Expected warrant option life					5 years
Series B Convertible Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants issuance cost			$ 0
Warrants to purchase shares of common stock (in shares) | shares			440
Exercise price of warrants (in dollars per share) | $ / shares			$ 7,896
Warrants exercisable period					36 months
Period warrants became exercisable from closing date					6 months
Series D Convertible Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants issuance cost	$ 0
Warrants to purchase shares of common stock (in shares) | shares	141
Exercise price of warrants (in dollars per share) | $ / shares	$ 1,512
Warrants exercisable period					60 months
Period warrants became exercisable from closing date					6 months
Series C and D Convertible Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants issuance cost		$ 0
Warrants to purchase shares of common stock (in shares) | shares		2,522
Exercise price of warrants (in dollars per share) | $ / shares		$ 1,512
Adjusted exercise price of warrants (in dollars per share) | $ / shares		$ 1,428
Warrant Exercise Agreement [Member] | Original Warrants [Member]
Class of Stock Disclosures [Abstract]
Proceeds from exercise of warrants				$ 2,000
Warrants outstanding					$ 0	0
Relinquished amount of warrants						$ 100
Warrant Exercise Agreement [Member] | Replacement Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares) | shares				3,105
Warrant Exercise Agreement [Member] | Replacement Warrants [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares				$ 484.4
Warrant Exercise Agreement [Member] | Replacement Warrants [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares				$ 1,397.2